COMMITMENTS AND CONTINGENT LIABILITIES (Claims and Demands and Guarantees) (Details) In Thousands, unless otherwise specified	12 Months Ended			1 Months Ended		1 Months Ended	3 Months Ended			12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Aug. 31, 2007 Threatened Litigation [Member] USD ($)	Apr. 30, 2000 Threatened Litigation [Member] ILS	Dec. 31, 2012 Claim by Israeli Tax Authorities [Member] USD ($)	Mar. 19, 2013 Claim by Israeli Tax Authorities [Member] USD ($)	Apr. 30, 2000 Claim by Israeli Tax Authorities [Member] ILS	Dec. 31, 2012 Claims Related to Discontinued Operations [Member] USD ($)	Dec. 31, 2012 Patent Infringement Case [Member] USD ($)
Claims and demands:
Maximum loss due to litigation					280	$ 1,607		6,000	$ 435
Amount of final assessment						1,430
Income taxes paid	1,210	8	15				240
Litigation loss				90
Interest rate on litigation demand				1.00%
Cost of revenues, expenses with respect to Asentinel royalties										54
Guarantees:
Bank guarantee	$ 68